Schedule of Investments (unaudited) April 30, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$940	$965,935

Arizona — 3.0%
Arizona Industrial Development Authority, RB
4.38%, 07/01/39(a)	550	591,085
Series A, 5.00%, 07/01/39(a)	465	492,598
Series A, (BAM), 4.00%, 06/01/44	730	819,549
Series A, 5.00%, 07/01/49(a)	525	550,127
Series A, 5.00%, 07/01/54(a)	405	422,415
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 3.25%, 07/01/49	1,135	1,234,312
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	535	594,770
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	800	818,072
Maricopa County Industrial Development Authority, Refunding RB(a)
5.00%, 07/01/39	195	226,920
5.00%, 07/01/54	450	509,364
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,450	3,404,005

		9,663,217

Arkansas — 0.5%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,370	1,504,712

California — 15.4%
California Community Housing Agency, RB, M/F Housing, Series A-2, 4.00%, 08/01/47(a)	1,500	1,590,660
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	780	898,326
California Housing Finance, RB, M/F Housing, Series 2021-1, Class A, 3.50%, 11/20/35	669	778,109
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,671,180
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,260	1,402,443
Series I, 5.50%, 11/01/30	5,000	5,643,000
Series I, 5.50%, 11/01/31	3,130	3,530,483
Series I, 5.50%, 11/01/33	3,000	3,380,010
Emery Unified School District, GO, Series A, (AGM), 5.50%, 08/01/21(b)	1,875	1,899,394
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	1,555	1,607,404
Series A-2, 5.00%, 06/01/47	435	449,660
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	2,445	2,766,615
Redondo Beach Unified School District, GO, Series E, 5.50%, 08/01/21(b)	2,670	2,704,657
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	5,905	6,513,333
Series J, 5.25%, 05/15/38	1,675	1,837,106
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40	4,500	5,403,105
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB Series A, AMT, 5.50%, 05/01/28	1,800	1,978,236

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series A, AMT, 5.25%, 05/01/33	$1,410	$1,538,761
Series A, AMT, 5.00%, 05/01/44	1,860	2,096,239
State of California, Refunding GO, 5.00%, 12/01/46	680	882,660
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	940	1,065,180

		49,636,561

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,500	1,684,050
Series A, AMT, 5.50%, 11/15/30	565	633,472
Series A, AMT, 5.50%, 11/15/31	675	756,284
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	790	802,735
Colorado Educational & Cultural Facilities Authority, Refunding RB, Series A, Class A, 5.00%, 10/01/59(a)	1,050	1,126,660
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/49	925	994,958
STC Metropolitan District No.2, Refunding GO, Series A, 5.00%, 12/01/38	715	777,155

		6,775,314

Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series I-1, 5.00%, 07/01/42	1,015	1,193,173
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	2,082,232

		3,275,405

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	1,400	1,687,196

Florida — 18.2%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	465	488,310
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	4,730	5,777,506
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	720	770,709
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.13%, 10/01/23(b)	5,665	6,310,130
Series A, AMT, 5.00%, 10/01/45	1,440	1,653,077
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	2,500	2,535,325
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/22(b)	10,155	10,822,229
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(b)	3,130	3,511,453
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	1,765	1,967,057
Series A, 5.50%, 10/01/42	3,000	3,338,580
Series B, AMT, 6.25%, 10/01/38	800	901,528
Series B, AMT, 6.00%, 10/01/42	1,060	1,192,256
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(a)	740	749,657
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	273,255

1

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Finley Woods Community Development District,
SAB (continued)
4.20%, 05/01/50	$450	$463,329
Florida Development Finance Corp., RB(a)
AMT, 5.00%, 05/01/29	470	507,666
Series A, AMT, 5.00%, 08/01/29(c)	190	196,456
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	260	279,297
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	2,995	3,349,159
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	110	111,471
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	710,924
4.00%, 05/01/50	640	668,922
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	230	276,237
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	2,367,853
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,805	1,995,409
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	380	397,902
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	6,965	7,111,683

		58,727,380

Georgia — 1.3%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	815	938,636
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,408,346
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	1,420	1,691,859

		4,038,841

Hawaii — 1.7%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	3,181,571
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	813,586
AMT, 5.25%, 08/01/26	1,205	1,324,403

		5,319,560

Illinois — 12.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/36	950	1,174,969
Series A, 5.00%, 12/01/38	390	479,025
Series A, 5.00%, 12/01/39	340	414,457
Series A, 5.00%, 12/01/40	710	861,024
Series A, 5.00%, 12/01/41	455	549,508
Chicago Midway International Airport, Refunding ARB
Series A, 2nd Lien, AMT, 5.50%, 01/01/28	1,000	1,081,440
Series A, 2nd Lien, AMT, 5.50%, 01/01/29	1,500	1,621,680
Series A, 2nd Lien, AMT, 5.38%, 01/01/33	2,000	2,154,720
Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,140	1,259,483
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	735	861,530

Security	Par (000)	Value

Illinois (continued)
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	$4,440	$4,570,181
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,071,744
Cook County Community College District No.508, GO
5.25%, 12/01/30	1,270	1,386,116
5.50%, 12/01/38	1,205	1,317,969
5.25%, 12/01/43	2,960	3,184,102
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	1,305	1,457,633
Series C, 5.00%, 02/15/41	975	1,163,994
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,090	1,273,589
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,050	1,169,879
Railsplitter Tobacco Settlement Authority, RB(b)
5.50%, 06/01/21	2,350	2,359,423
6.00%, 06/01/21	670	672,928
State of Illinois, GO
5.25%, 02/01/31	1,495	1,644,350
5.25%, 02/01/32	2,320	2,546,525
5.50%, 07/01/33	1,000	1,079,580
5.50%, 07/01/38	700	752,612
Series A, 4.00%, 03/01/41	100	113,369
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/45(a)	715	764,778

		38,986,608

Indiana — 0.2%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	460	494,086

Iowa — 1.2%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	3,350	3,806,772

Louisiana — 0.8%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,517,276

Maryland — 3.3%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,965,480
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	1,360	1,574,336
Maryland Stadium Authority, RB, 5.00%, 05/01/34	4,780	6,005,927

		10,545,743

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	1,108,805
Series A, 5.00%, 01/01/47	420	484,189
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	745	882,110

		2,475,104

Michigan — 0.9%
Hudsonville Public Schools, GO, (Q-SBLF), 5.25%, 05/01/21(b)	1,420	1,420,000

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan Finance Authority, Refunding RB, 4.00%, 09/01/50	$445	$508,279
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	895	1,075,217

		3,003,496

Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	985	1,101,072

Mississippi — 2.3%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,551,919
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(b)	1,000	1,113,010
State of Mississippi, RB
Series A, 5.00%, 10/15/37	565	691,215
Series A, 4.00%, 10/15/38	2,815	3,207,158

		7,563,302

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	165	176,591
Series B-2, 3.60%, 12/01/47	250	266,213

		442,804

Nevada — 3.8%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,355,379
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	120	125,924
4.00%, 06/01/44	335	347,355
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,979,955
Series A-1, (AGM), 4.00%, 06/01/46	2,910	3,199,079
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	2,065	2,579,371
Series A, 5.00%, 06/01/37	500	622,685
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	275	321,021
5.00%, 07/01/45	340	391,792
5.00%, 07/01/51	365	416,575

		12,339,136

New Hampshire(a)(c) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	415	428,882
Series B, AMT, 3.75%, 07/01/45	670	690,736

		1,119,618

New Jersey — 8.7%
New Jersey Economic Development Authority, RB
5.00%, 06/15/36	810	1,009,430
Series A, 5.00%, 06/15/47	2,500	2,939,425
Series LLL, 5.00%, 06/15/34	635	793,560
AMT, (AGM), 5.00%, 01/01/31	1,355	1,500,229
AMT, 5.38%, 01/01/43	1,940	2,172,819
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	2,145	2,294,078
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	3,040	3,340,686
Series BB, 4.00%, 06/15/50	1,775	1,960,026
Series S, 5.25%, 06/15/43	2,980	3,692,101

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority,
Refunding RB, Series A, 5.00%, 12/15/32	$2,735	$3,362,600
State of New Jersey, GO, Series A, 4.00%, 06/01/31	870	1,081,210
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	2,355	2,831,558
Sub-Series B, 5.00%, 06/01/46	870	1,019,675

		27,997,397

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	170	181,805

New York — 4.9%
Metropolitan Transportation Authority, RB
Series A, 5.25%, 11/15/21(b)	8,500	8,730,690
Series A-1, 5.25%, 11/15/39	1,550	1,704,860
Monroe County Industrial Development Corp.,
Refunding RB, 4.00%, 12/01/46	740	849,557
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	960	1,045,229
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	345	436,311
AMT, 5.00%, 10/01/40	975	1,212,783
AMT, 4.00%, 10/31/46	605	687,492
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	1,041,565

		15,708,487

North Carolina — 0.4%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/50	195	214,194
Series A, 5.00%, 10/01/50	515	605,805
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	270	415,465

		1,235,464

Ohio — 3.4%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	532,689
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,100	4,605,243
Cleveland-Cuyahoga County Port Authority, RB
4.00%, 07/01/46	255	296,659
4.00%, 07/01/51	220	255,220
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,500	2,730,025
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,608,765

		11,028,601

Oregon — 0.4%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,329,526

Pennsylvania — 7.9%
Altoona Area School District, GO, (BAM SAW), 5.00%, 12/01/36	185	218,981
Bristol Township School District, GO, (SAW), 5.25%, 06/01/37	2,500	2,739,050
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	100	109,526
4.00%, 07/01/51	100	109,072
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	740	852,643
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/48	1,690	2,033,678

3

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	$3,000	$3,254,340
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,784,587
Series A, Subordinate, 5.00%, 12/01/44	3,620	4,474,827
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	2,490	3,031,226
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	1,485	1,828,288
(SAW), 5.00%, 03/01/43	1,100	1,350,140
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,691,513

		25,477,871

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,882	4,309,680
Series A-1, Restructured, 5.00%, 07/01/58	5,266	5,915,877
Series A-2, Restructured, 4.33%, 07/01/40	1,279	1,397,972
Series A-2, Restructured, 4.78%, 07/01/58	264	293,898
Series B-1, Restructured, 4.75%, 07/01/53	407	450,691
Series B-2, Restructured, 4.78%, 07/01/58	394	437,230
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	4,757	1,499,930

		14,305,278

South Carolina — 5.3%
Charleston County Airport District, ARB
Series A, AMT, 6.00%, 07/01/38	2,940	3,273,808
Series A, AMT, 5.50%, 07/01/41	2,500	2,752,975
County of Charleston South Carolina, ARB, 5.25%, 12/01/38	3,760	4,213,870
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	825	839,536
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,360	1,628,396
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(b)	1,870	2,225,730
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,117,370
South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,000	1,136,970

		17,188,655

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,483,150

Texas — 7.5%
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	2,345	2,561,537
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	225	262,609
City of Houston Texas Airport System Revenue, Refunding RB Sub-Series D, 5.00%, 07/01/37	2,010	2,503,053
Series A, AMT, 5.00%, 07/01/27	220	256,575
Series A, AMT, 6.63%, 07/15/38	395	399,543

Security	Par (000)	Value

Texas (continued)
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(b)	$1,810	$1,852,426
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,371,664
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	440	459,712
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	5,480	5,575,516
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/48	1,775	2,137,100
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	1,070	1,170,858
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	2,500	3,128,775
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	276,548
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB, 5.00%, 12/15/32	490	659,114
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	360	431,654

		24,046,684

Utah(a) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	170	179,421
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	325	375,128

		554,549

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	3,108,823

Virginia — 1.8%
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	945	975,334
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,000	4,669,760

		5,645,094

Washington — 3.2%
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	660	776,233
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	2,485	2,971,637
State of Washington, COP
Series B, 5.00%, 07/01/36	1,000	1,250,810
Series B, 5.00%, 07/01/38	1,155	1,444,235
State of Washington, GO, Series C, 5.00%, 02/01/36	3,000	3,748,170

		10,191,085

Wisconsin — 1.9%
Public Finance Authority, RB
Series A, 4.00%, 11/15/37	175	198,856
Series A, 5.00%, 11/15/41	330	396,330
Series A, 5.00%, 07/01/55(a)	305	316,511
Series A, 5.00%, 10/15/55(a)	955	1,023,579
Series A-1, 4.50%, 01/01/35(a)	520	576,092
Public Finance Authority, Refunding RB 5.00%, 09/01/49(a)	285	290,720

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Public Finance Authority, Refunding RB (continued)
5.00%, 11/15/49	$570	$636,758
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,065	2,580,920

		6,019,766

Wyoming — 0.2%
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/27(b)	570	710,887

Total Municipal Bonds — 122.5% (Cost: $359,383,859)		394,202,260

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 2.8%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	7,499	8,906,710

Colorado(f) — 1.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	3,262	4,011,016
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	1,710	1,927,837

		5,938,853

Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,061	3,654,467

Illinois — 3.2%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	760	762,858
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,980	2,293,352
Series B, 5.00%, 01/01/40	6,148	7,275,737

		10,331,947

Louisiana — 3.2%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	3,015	3,399,985
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	6,057	6,830,441

		10,230,426

Maryland — 4.7%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	2,499	2,959,919
Maryland Stadium Authority, RB, 5.00%, 05/01/47	9,817	12,174,423

		15,134,342

Michigan(f) — 2.5%
Michigan Finance Authority, RB
4.00%, 02/15/47	3,728	4,280,916
Series A, 4.00%, 02/15/44	3,332	3,827,074

		8,107,990

New York — 5.8%
New York City Water & Sewer System, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,259,296
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,515	7,739,631
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(f)	4,400	4,524,854

		18,523,781

Security	Par (000)	Value

Pennsylvania — 5.9%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	$3,600	$4,207,032
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(f)	4,997	5,757,642
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(f)	5,927	6,857,763
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,275,868

		19,098,305

Texas — 1.5%
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23(b)	4,297	4,715,411

Virginia — 1.4%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(f)	3,720	4,503,209

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.9% (Cost: $100,470,063)		109,145,441

Total Long-Term Investments — 156.4% (Cost: $459,853,922)		503,347,701

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(g)(h)	3,644,542	3,645,271

Total Short-Term Securities — 1.1% (Cost: $3,645,271)		3,645,271

Total Investments — 157.5% (Cost: $463,499,193)		506,992,972

Other Assets Less Liabilities — 1.8%		5,850,366

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.6)%.		(59,873,561)

VMTP Shares at Liquidation Value — (40.7)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$321,969,777

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Zero-coupon bond.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $19,962,429.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,918,281	$1,727,054	(a)	$—	$(64)	$—	$3,645,271	3,644,542	$163	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	111	06/21/21	$14,666	$(16,267)
U.S. Long Treasury Bond	44	06/21/21	6,922	(23,869)

				$(40,136)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$394,202,260	$—	$394,202,260
Municipal Bonds Transferred to Tender Option Bond Trusts	—	109,145,441	—	109,145,441
Short-Term Securities
Money Market Funds	3,645,271	—	—	3,645,271

	$3,645,271	$503,347,701	$—	$506,992,972

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) April 30, 2021	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Interest Rate Contracts	$(40,136)	$—	$—	$(40,136)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(59,850,474)	$—	$(59,850,474)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(190,850,474)	$—	$(190,850,474)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

7